RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 - RELATED PARTY TRANSACTIONS

Entities related to two of the Company's board members provide legal services to the Company. Legal expense related to these services is $136, $140 and $114 for the years ended December 31, 2011, 2010 and 2009, respectively. Included in accounts payable on the accompanying consolidated balance sheets is $133 and $108 due for these services as of December 31, 2011 and 2010, respectively.

In January 2009, the Company engaged the services of a related party to provide certain selling services to its technology segment. The Company incurred expenses of $107, $87 and $77 for such services for the years ended December 31, 2011, 2010 and 2009, respectively.

In June 2009, a European bank, issued a performance guarantee in the amount of €1,200 ($1,552 as of December 31, 2011) to one of the Company's customers to secure the Company's performance under a service contract between the parties. The performance guarantee extends for the period June 24, 2009 through April 16, 2013. To secure the European bank's guarantee, an entity related to the Company's main shareholder provided a guarantee to the European bank for the same amount.

In July 2009, the Company issued 300,000 shares of fully vested, non-forfeitable common stock to an entity related to the Company's main shareholder as consideration for guaranteeing certain Company obligations. The Company recognized the fair value of the shares on the date of issuance of $554 in selling, general and administrative expenses in the accompanying statements of operations and comprehensive income (loss).

In January 2010, the Company engaged the services of an entity owned by a related party to provide it with certain selling services to its technology segment. The Company incurred expenses of $60 for such services for each of the years ended December 31, 2011 and 2010. The contract expired on December 31, 2011.

In June 2010, an entity related to the Company's main shareholder provided a letter of credit of $550 to a commercial bank to guarantee an extension of a borrowing arrangement on behalf of one of the subsidiaries in the group. In September 2010, the letter of credit was increased to $775 (see Note 7). In May 2011, pursuant to the Company's new credit facility in the United States, this standby letter of credit was transferred to the Company's new independent lender.